SEGMENTAL INFORMATION (Details) - Schedule of income from ordinary activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Air Transportation [Member]
Net cash flows from
Purchases of property, plant and equipment	$ 1,276,621
Additions associated with maintenance	453,827
Other additions	822,794
Purchases of intangible assets	140,173
Net cash flows from (used in) operating activities	2,826,667
Net cash flow from (used in) investing activities	(1,419,207)
Net cash flows from (used in) financing activities	$ (1,343,521)
Air Transportation [Member] | Restated [Member]
Net cash flows from
Purchases of property, plant and equipment		$ 660,707	$ 403,666
Additions associated with maintenance		375,634	217,687
Other additions		285,073	185,979
Purchases of intangible assets		96,206	96,206
Net cash flows from (used in) operating activities		2,073,316	2,186,823
Net cash flow from (used in) investing activities		(358,368)	(293,925)
Net cash flows from (used in) financing activities		(1,608,597)	(1,692,668)
Air Transportation [Member] | Previously stated [member]
Net cash flows from
Purchases of property, plant and equipment		660,631	403,282
Additions associated with maintenance		375,634	218,537
Other additions		284,997	184,745
Purchases of intangible assets		85,628	79,102
Net cash flows from (used in) operating activities		1,950,532	1,489,797
Net cash flow from (used in) investing activities		(348,346)	(278,790)
Net cash flows from (used in) financing activities		(1,512,898)	(1,010,705)
Operating segments [member]
Net cash flows from
Purchases of property, plant and equipment		76	384
Other additions		76	384
Purchases of intangible assets		10,578	8,216
Net cash flows from (used in) operating activities		111,161	186,367
Net cash flow from (used in) investing activities		(10,022)	(8,632)
Net cash flows from (used in) financing activities		(95,699)	(168,383)
Elimination of intersegment amounts [member]
Net cash flows from
Net cash flows from (used in) operating activities		$ 11,623	$ (9,424)